Convertible Preferred Stock	12 Months Ended
Dec. 31, 2016
Convertible Preferred Stock
Convertible Preferred Stock

11. Convertible Preferred Stock

        Upon the closing of the Company's IPO in February 2015, all shares of convertible preferred stock then outstanding converted into an aggregate of 174,028 shares of common stock. As of December 31, 2016 and 2015, the Company does not have any convertible preferred stock issued or outstanding.